Cash and cash equivalents - Additional Information (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents
Restricted cash	$ 1,905,664	$ 1,724,488
Return on cash and cash equivalents	6.70%	9.80%
Interconexion Electrica S.A. E.S.P.
Cash and cash equivalents
Restricted cash	$ 1,904,745	$ 1,580,106
Cenit
Cash and cash equivalents
Restricted cash		143,464
Other Companies
Cash and cash equivalents
Restricted cash	$ 919	$ 918